Cover Page	May 01, 2024
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 01, 2024
Entity Registrant Name	BRANDYWINE REALTY TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-9106
Entity Tax Identification Number	23-2413352
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	610
Local Phone Number	325-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	BDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000790816
Amendment Flag	true
Amendment Description	Explanatory Note This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K previously filed by Brandywine Realty Trust and Brandywine Operating Partnership, L.P. (collectively, the “Company”) with the Securities and Exchange Commission on May 7, 2024 (the “Original Report”). The Company is filing this Amendment in order to provide supplemental information under Item 1.05 regarding the cybersecurity incident disclosed by the Company in Item 1.05 of the Original Report (the “cybersecurity incident”). Except as expressly set forth herein, this Amendment does not amend the Original Report. This Amendment supplements, and should be read in conjunction with, Item 1.05 of the Original Report.
BRANDYWINE OPERATING PARTNERSHIP, L.P.
Entity Information [Line Items]
Entity Registrant Name	BRANDYWINE OPERATING PARTNERSHIP, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24407
Entity Tax Identification Number	23-2862640
Entity Emerging Growth Company	false
Entity Central Index Key	0001060386